INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Differences Between Actual Income Tax Benefit And Amounts Computed
	Years Ended September 30,
	2016	2015

Tax benefit at the federal statutory rate	$984,773	$632,495
State tax benefit	196,110	125,957
Cumulative effect of Federal tax rate change	—	—
Expiration of state operating losses	(138,659)	(82,972)
Increase in valuation allowance	(1,042,224)	(675,480)
Income tax expense	$—	$—

Components of Deferred Tax Asset and Liability
	September 30,
	2016	2015

Deferred tax assets	$9,693,456	$8,651,232
Valuation allowance	(9,693,456)	(8,651,232)
Net deferred tax asset after valuation allowance	$—	$—